S000039949 [Member] Investment Strategy - Carillon ClariVest International Stock Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The International Stock Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies economically tied to countries outside of the U.S. that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, convertible preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Issuers considered to be economically tied to countries outside of the U.S. include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business outside of the U.S.; (2) an issuer of securities that are principally traded in one or more markets outside the U.S.; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, outside of the U.S., or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity outside of the U.S.; or (4) a governmental or quasi-governmental entity of a country outside of the U.S. The fund also may invest in issuers located in emerging market countries. The fund’s benchmark is the MSCI ACWI ex-US ® Index which is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of large- and mid-cap securities in developed and emerging market countries excluding the United States. The fund may invest in issuers of all market capitalizations.
In selecting securities for the fund, the subadviser utilizes quantitative tools to implement a “bottom‑up,” fundamentally based, investment process. The subadviser constructs a portfolio that seeks to maximize expected return, subject to constraints designed to meet long‑run expected active risk goals.
The fund may invest in exchange-traded funds (“ETFs”) in order to equitize cash positions, seek exposure to certain markets or market sectors and to hedge against certain market movements. The fund may sell securities when they no longer meet the portfolio managers’ investment criteria and/or to take advantage of more attractive investment opportunities.
The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.